Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 29, 2016
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jun. 23, 2016
Document Effective Date	Jun. 24, 2016
Prospectus Date	Jun. 28, 2016
Wasmer Schroeder High Yield Municipal Fund | Institutional Class
Prospectus:
Trading Symbol	WSHYX